Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Derivative [Line Items]
Trade and other receivables	$ 192,209	$ 120,752	$ 90,529
Debt securities interest income	4,000
0.125% Convertible Senior Notes
Derivative [Line Items]
Estimated fair value	1,165,410	1,098,342
Foreign exchange forward contracts
Derivative [Line Items]
Foreign exchange forward contracts, notional value	586,547	340,843
Foreign exchange forward contracts | Cash Flow Hedging
Derivative [Line Items]
Realized gains (losses) related to the maturity of foreign exchange forward contracts	22,852	(2,985)
Foreign exchange forward contracts | Cash Flow Hedging | Other Current Assets
Derivative [Line Items]
Unrealized (loss) gain on cash flow hedges	1,215
Foreign exchange forward contracts | Cash Flow Hedging | Other Current Liabilities
Derivative [Line Items]
Unrealized (loss) gain on cash flow hedges	(4,936)
Level 3
Derivative [Line Items]
Transfers from measurement alternative	275,597
Level 1
Derivative [Line Items]
Transfers from measurement alternative	275,597
Accrued interest
Derivative [Line Items]
Trade and other receivables	$ 13,067	$ 7,563	$ 5,754